Commitments and Contingencies Level 4 (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
2015	$ 56,159
2016	51,890
2017	48,937
2018	37,804
2019	24,811
Thereafter	53,449
Total	273,050
Operating Leases, Rent Expense	58,900	$ 46,300	$ 43,400
Letters of Credit Outstanding, Amount	$ 5,600	$ 5,200